Retirement Benefit Plans (Tables)	6 Months Ended
Jul. 02, 2011
Components of Net Periodic Benefit Cost [Abstract]
Components of Net Periodic Benefit Cost
Components of net periodic benefit cost for the second quarter and year-to-date periods ended July 2, 2011 and June 26, 2010 were as follows (in millions):

	Second Quarter				Year-to-Date
	Pension benefits		Postretirement beneits		Pension benefits		Postretirement beneits
	2011	2010	2011	2010	2011	2010	2011	2010
Service cost	$2.7	$2.3	$0.1	$—	$5.2	$4.6	$0.1	$—
Interest cost	2.7	2.4	0.4	0.4	5.2	5.0	0.9	0.9
Expected return on plan assets	(1.7)	(1.6)	—	—	(3.3)	(3.2)	—	—
Settlement/Curtailment	—	—	—	—	1.0	—	—	—
Net amortization	0.9	1.0	(0.1)	—	1.8	1.7	(0.2)	(0.1)
Net periodic benefit cost	$4.6	$4.1	$0.4	$0.4	$9.9	$8.1	$0.8	$0.8